Business Combinations (Details) - Schedule of estimated fair values of the assets acquired and liabilities (Parentheticals) $ in Thousands	Jan. 01, 2021 USD ($)
Y.G. Soft IT Ltd [Member]
Business Combinations (Details) - Schedule of estimated fair values of the assets acquired and liabilities (Parentheticals) [Line Items]
Net liabilities excluding of cash acquired	$ 402